12. Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Disclosure Text Block [Abstract]
Subsequent Events

Subsequent to September 30, 2017, the Company received an additional $215,000 from JPF Venture Group, Inc. (“JPF”), an investment entity that is majority-owned by Jeremy Feakins, the Company’s director, chief executive officer, and chief financial officer pursuant to a promissory note. The terms of the note are as follows: (i) interest is payable at 10% per annum; (ii) all unpaid principal and all accrued and unpaid interest shall be due and payable at the earliest of (a) resolution of the Memphis litigation; (b) June 30, 2018; or (c) when the company is otherwise able to pay (see Note 8).

Subsequent to September 30, 2017, the Company issued 184,202 shares of common stock to consultants for past services (see Note 10).

On August 3, 2017, we entered into a compensation agreement with our former legal counsel wherein we agreed to pay an outstanding legal bill in the amount of $197,950 by issuance of 65,000 shares covered by a Form S-8 Registration Statement filed with the Securities and Exchange Commission (SEC) on August 25,2017. The former legal counsel may, at any time and from time to time following the filing of the Form S-8, elect to call for the issuance of shares as payment for the outstanding legal bill. As the shares are sold into the market, the outstanding balance will be reduced.

On September 28, 2017, the company entered into an agreement with a consultant to enhance shareholder relations. This agreement is effective October 1, 2017, and shall continue for a period of six (6) months. The Consultant shall receive from the Company for the performance of the services rendered to the Company, one million (1,000,000) free trading shares of common stock that were issued through an S-8 filing with the Securities and Exchange Commission (SEC) on October 3, 2017.

On November 8, 2017, Jeremy P. Feakins & Associates, LLC, an investment entity that is majority-owned by Jeremy Feakins, the Company’s director, chief executive officer, and chief financial officer, a Series B note holder, elected to convert $50,000 in notes payable for 50,000 shares of common stock at a conversion rate of $1.00. In addition, they converted accrued interest in the amount of $16,263 for 16,263 shares of common stock.

Subsequent to September 30, 2017, the Company issued 258,476 and 150,590 shares of common stock, respectively to the Chief Executive Officer and Senior Financial Advisor pursuant to the amended employment agreements (see Note 10).

Subsequent to September 30, 2017, the Company entered into a settlement agreement for an outstanding balance for past consulting services totaling $180,000 and issued 360,000 shares of common stock.

On February 16, 2017, the due date of the related party note payable in the amount of $2,265,000 issued on January 31, 2015, was extended to December 31, 2017.

On February 16, 2017, the due date of the related party note payable in the amount of $1,000,000 issued on February 3, 2012, was extended to February 3, 2018.

As a part of our agreement with the Memphis Investors, the Board repriced 14,692,500 warrants and 100,000 options to $0.00 and exercised the warrants and options and issued 14,792,500 shares of common stock (See Note 6 and 8).

Individuals exercised warrants to purchase 546,165 shares at the price of $0.75 per share for cash totaling $409,624. These warrants were related to the Series D warrants associated with the BBNA merger.

The Company issued 288,000 shares of common stock, with a fair value of $244,800, to consultants for services (See Note 8).